DECOMISSIONING PROVISION	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
DECOMMISSIONING PROVISION
DECOMMISSIONING PROVISION

($ millions)	2018	2017
Balance at January 1	551	496
Unwinding of discount rate	12	12
Change in rates	—	43
Acquisition	—	10
Additions	18	33
Change in estimates and other	(8)	(43)
Total	573	551
Less current portion (included in accrued liabilities)	(4)	(5)
Balance at December 31	569	546

The Company applied a 1.8 percent inflation rate per annum (2017: 1.8 percent) and a risk-free rate of 2.3 percent (2017: 2.3 percent) to calculate the present value of the decommissioning provision. Changes in the measurement of the decommissioning provision are added to, or deducted from, the cost of the related asset in property, plant and equipment. When a re-measurement reduction of the decommissioning provision is in excess of the carrying amount of the related asset, the amount is credited to depreciation expense. For the year ended December 31, 2018, $4 million was credited to depreciation expense (2017: $4 million).